Derivative Instruments and Hedging Activities (Details) € in Millions	3 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	May 01, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) derivative_instrument	Sep. 30, 2022 EUR (€) derivative_instrument
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Hedging instruments gain	$ 1,000,000	$ 0
Cross currency interest rate contracts | Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Number of derivative instruments held | derivative_instrument					3	3
Notional amount of hedged item					$ 200,000,000
Fixed interest rate of hedged item					5.75%	5.75%
Notional amount of derivative | €						€ 207
Weighted average interest rate					4.30%	4.30%
Hedging instruments gain	1,000,000	$ 0
Cross currency interest rate contracts | Designated as Hedges | Subsequent Event
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of the hedged liability			$ 27,000,000
Cross currency interest rate contracts | Designated as Hedges | Other Noncurrent Liabilities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of the hedged liability	(23,000,000)			$ 19,000,000
Forward foreign currency contracts | Not Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Notional amount of derivative	$ 0			$ 71,000,000
Maturity period of spot or forward exchange rate contracts	1 month